October 2, 2017

Mr. Dominic Minore

Senior Counsel

Division of Investment Management

Office of Disclosure Review and Accounting

United States Securities and Exchange Commission

Washington, D.C. 20549

Re:	Active Weighting Funds ETF Trust (the “Trust”)
Amendment No. 2 to the Registration Statement on Form N-1A
Registration Numbers 333-215588; 811-23226
Filed: June 6 , 2017
CIK No.: 0001683471

Dear Mr. Minore:

On behalf of the Active Weighting Funds ETF Trust (“Trust”) sponsored by our client, Active Weighting Advisors, LLC (“Advisor”), and together with this correspondence, we are submitting amendment number 3 under the Securities Act of 1933, as amended (“Securities Act”), and pre-effective amendment number 3 under the Investment Company Act of 1940, as amended, (“1940 Act”), the Trust’s registration statement on Form N-1A (“Registration Statement”). A Blacklined copy of the Registration Statement that has been marked to show changes since the Registration Statement filed on June 21, 2017 is being sent to the staff (“Staff”) of the Securities and Exchange Commission (“Commission”) under separate cover.

Set forth below is the response (“Response”) on behalf of the Trust and the Advisor to the oral comments that we received from you on behalf of the staff (“Staff”) in our telephone conversation on September 24, 2017 (“Comments”) concerning the Registration Statement. For your convenience, the headings and comments in bold text below summarize the Comments. Defined terms used herein but not otherwise defined, shall have the meaning set forth in the Registration Statement. Please note that only the substantive comments and changes are set forth in this letter. Where we have responded to a comment concerning one Fund, we have made corresponding changes also concerning similar disclosure appearing elsewhere for other Funds in the Registration Statement. All typographical errors have been corrected but are not mentioned.

1.                  Republican Policies Fund -- Fees and Expenses of the Fund -- Please consider including in footnote (b) a summary of the terms by which the Advisor may recoup waived fees under the Expense Limitation Agreement.

Arnold & Porter Kaye Scholer LLP 601 Massachusetts Ave., NW | Washington, DC 20001-3743 | www.apks.com

Response: The final form of the Expense Limitation Agreement entered into by the Advisor and the Trust, on behalf of its Funds, does not permit recoupment of waived fees. As a result, the comment is no longer applicable.

2.                Republican Policies Fund -- Fees and Expenses of the Fund -- Please consider including language that discloses that the Management Fee is a unitary fee structure.

Response: Disclosure describing the unitary fee structure has been included in the relevant sections of the Statutory Prospectus and SAI that describe the Investment Advisory Agreement. The Advisor believes the fee table, as presented in the Registration Statement, includes all required information regarding the Management Fee and Other Expenses.

3.                Republican Policies Fund - Principal Investment Strategies -- Please consider rephrasing “4-10” as “four to ten” when discussing the selection of Policies and Themes.

Response: Comment accepted.

4.                European Union Breakup Fund - Principal Investment Strategies -- Please consider expanding the language relating to E.U. Breakup Themes and E.U. Exit Actions.

Response: We have amended the language to clarify the relationship between E.U. Breakup Themes and E.U. Exit Actions. We note that E.U. Member Impacts are intended to be a separate consideration that is a part of the security selection process and does not directly function in the definition of E.U. Breakup Themes.

5.                Description of the Principal Strategies of the Funds -- Please consider clarifying the language in respect of geographic tests.

Response: Comment Accepted.

We believe that the Trust has satisfied all of the Staff’s specific comments with respect to the Registration Statement and that the Registration Statement contains all required information. Consequently, the Trust anticipates that it will, in the coming days and under separate cover, file its request for acceleration of effectiveness with respect to the Registration Statement.

If you have any further questions or wish to discuss any of the Responses, please do not hesitate to call me at 212-836-7730. We greatly appreciate your assistance with respect to the Registration Statement.

Very truly yours,

/s/ Gregory E. Xethalis, Esq.
Gregory E. Xethalis